Matthews Asia Credit Opportunities Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 60.1%

	Face Amount*	Value

CHINA/HONG KONG: 21.2%
Bank of East Asia, Ltd. 5.825%[b], 10/21/25[c,d]	1,100,000	$962,500
Wanda Properties International Co., Ltd. 7.250%, 01/29/24[d]	1,100,000	769,230
Franshion Brilliant, Ltd. 6.000%[b], 02/08/26[c,d]	800,000	655,800
Standard Chartered PLC 4.300%[b], 08/19/28[c,d]	1,000,000	647,800
Huarong Finance 2019 Co., Ltd. 4.250%[b], 09/30/25[c,d]	800,000	604,000
Sino-Ocean Land Treasure III, Ltd. 6.876%[b], 09/21/27[c,d]	2,500,000	587,500
King Talent Management, Ltd. 5.600%[b], 12/04/22[c,d]	600,000	582,000
HSBC Holdings PLC 4.000%[b], 03/09/26[c]	500,000	400,000
KWG Group Holdings, Ltd. 7.400%, 01/13/27[d]	1,800,000	270,000
China SCE Group Holdings, Ltd. 7.000%, 05/02/25[d]	1,200,000	183,336
Times China Holdings, Ltd. 6.200%, 03/22/26[d]	1,500,000	163,495
Logan Group Co., Ltd. 4.500%, 01/13/28[d]	1,020,000	163,200
Sunac China Holdings, Ltd. 6.500%, 01/26/26[d]	700,000	95,889
Powerlong Real Estate Holdings, Ltd. 4.900%, 05/13/26[d]	500,000	60,300
CIFI Holdings Group Co., Ltd. 4.800%, 05/17/28[d]	200,000	36,473
Times China Holdings, Ltd. 5.750%, 01/14/27[d]	250,000	24,197

Total China/Hong Kong		6,205,720

INDIA: 20.4%
Shriram Transport Finance Co., Ltd. 4.400%, 03/13/24[d]	1,300,000	1,209,000
Network i2i, Ltd. 5.650%[b], 01/15/25[c,e]	1,300,000	1,186,900
Axis Bank, Ltd./Gift City, 4.100%[b], 09/08/26[c,d]	1,300,000	1,069,506
Periama Holdings LLC 5.950%, 04/19/26[d]	1,200,000	1,035,000
HDFC Bank, Ltd. 3.700%[b], 08/25/26[c,e]	1,000,000	811,318
Tata Motors, Ltd. 5.875%, 05/20/25[d]	700,000	681,100

Total India		5,992,824

INDONESIA: 12.4%
PB International BV 7.625%, 12/31/25[d]	5,300,000	2,756,000
Theta Capital Pte, Ltd. 6.750%, 10/31/26[d]	1,400,000	889,000

Total Indonesia		3,645,000

THAILAND: 6.1%
Kasikornbank Public Co., Ltd. 5.275%[b], 10/14/25[c,d]	1,200,000	1,059,000

	Face Amount*	Value

Krung Thai Bank Public Co., Ltd. 4.400%[b], 03/25/26[c,d]	900,000	$730,080

Total Thailand		1,789,080

TOTAL NON-CONVERTIBLE CORPORATE BONDS		17,632,624

(Cost $30,126,549)

CONVERTIBLE CORPORATE BONDS: 9.7%

CHINA/HONG KONG: 5.8%
NIO, Inc., Cnv. 0.500%, 02/01/27	800,000	596,400
iQIYI, Inc., Cnv. 2.000%, 04/01/25	600,000	519,000
Weimob Investment, Ltd., Cnv. 0.000%, 06/07/26[d]	600,000	356,700
Pinduoduo, Inc., Cnv. 0.000%, 12/01/25	250,000	224,250

Total China/Hong Kong		1,696,350

NEW ZEALAND: 2.2%
Xero Investments, Ltd., Cnv. 0.000%, 12/02/25[d]	800,000	647,360

Total New Zealand		647,360

SINGAPORE: 1.7%
Sea, Ltd., Cnv. 0.250%, 09/15/26	700,000	484,750

Total Singapore		484,750

TOTAL CONVERTIBLE CORPORATE BONDS		2,828,460

(Cost $3,339,297)

FOREIGN GOVERNMENT OBLIGATIONS: 4.0%

VIETNAM: 4.0%
Socialist Republic of Vietnam 5.500%, 03/12/28	1,200,000	1,184,984

Total Vietnam		1,184,984

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		1,184,984

(Cost $1,200,000)

TOTAL INVESTMENTS: 73.8%		21,646,068
(Cost $34,665,846)

CASH AND OTHER ASSETS, LESS LIABILITIES: 26.2%		7,673,182

NET ASSETS: 100.0%		$29,319,250

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Matthews Asia Credit Opportunities Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

c	Perpetual security with no stated maturity date. First call date is disclosed.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $1,998,218, which is 6.82% of net assets.

*	All Values in USD unless otherwise specified.

Cnv.	Convertible

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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